Blue Chip Investor Fund

480 North Magnolia Avenue, Suite 103

El Cajon, CA 92020

April 23, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:

Blue Chip Investor Fund (the "Registrant")

File Nos. 333-73104 and 811-10571

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned  certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment  No. 1, which was filed with the Commission on April 21, 2003, and (ii) that Post-Effective Amendment No. 1 has been filed electronically with the Commission.

Very truly yours,

/s/ Ross C. Provence

   Ross C. Provence

   President